Document and Entity Information	Jun. 09, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2022
Entity Registrant Name	TUATARA CAPITAL ACQUISITION CORPORATION
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40049
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	655 Third Avenue, 8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	917
Local Phone Number	460-7522
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001801602
Class A ordinary shares, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TCAC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TCACW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	TCACU
Security Exchange Name	NASDAQ